Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Common Shares	Reserves	Deficit	Total
Balance balance at Dec. 31, 2023	$ 59,026,143	$ 17,360,916	$ (78,396,164)	$ (2,009,105)
Beginning balance (in shares) at Dec. 31, 2023	59,606,399			59,606,399
Common share financings, net (Note 16)	$ 19,912,608	1,468,838		$ 21,381,446
Common share financings, net (Note 16) (in shares)	9,792,250
Broker warrants (Note 16)	$ (187,139)	187,139
Warrant exercise (Note 17)	$ 157,500	(18,250)		$ 139,250
Warrant exercise (Note 17) (in shares)	47,500			47,500
Option exercises (Note 17)	$ 2,285,176	(1,009,835)		$ 1,275,341
Option exercises (Note 17) (in shares)	887,000			887,000
Stock-based compensation (Note 17)		6,039,724		$ 6,039,724
Loss and comprehensive loss			(24,250,049)	(24,250,049)
Balance ending at Dec. 31, 2024	$ 81,194,288	24,028,532	(102,646,213)	$ 2,576,607
Balance ending (in shares) at Dec. 31, 2024	70,333,149			70,333,149
Common share financings, net (Note 16)	$ 9,681,548			$ 9,681,548
Common share financings, net (Note 16) (in shares)	5,735,374
Warrant exercise (Note 17)	$ 3,714,675	(322,058)		$ 3,392,617
Warrant exercise (Note 17) (in shares)	1,146,734			1,146,734
Warrant amendment (Note 15)		22,068,176		$ 22,068,176
Option exercises (Note 17)	$ 8,408,481	(3,928,111)		$ 4,480,370
Option exercises (Note 17) (in shares)	2,434,000			2,434,000
Stock-based compensation (Note 17)		5,394,914		$ 5,394,914
Loss and comprehensive loss			(44,117,305)	(44,117,305)
Balance ending at Dec. 31, 2025	$ 102,998,992	$ 47,241,452	$ (146,763,518)	$ 3,476,926
Balance ending (in shares) at Dec. 31, 2025	79,649,257			79,649,257